Offerings - Offering: 1	Jan. 15, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 64,414,599.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,895.66